Debt - Schedule of Annual Principal Payments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 49,318
2020	46,567
2021	29,614
2022	22,307
2023	25,653
Thereafter	11,362
Notes payable obligation	184,821
Less amounts representing interest	(24,792)
Total	$ 160,029